Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]
Beginning Balance at Dec. 31, 2014	$ 32,702,470	$ 16,285,440	$ 9,236,495	$ 7,187,774	$ (7,239)
Beginning Balance (in shares) at Dec. 31, 2014		1,628,544
Net income	4,268,222	$ 0	0	4,268,222	0
Unrealized loss on securities available for sale net of income tax benefit	(94,884)	0	0	0	(94,884)
Cash dividends	(1,045,586)	0	0	(1,045,586)	0
Dividends reinvested	393,139	$ 189,975	203,164	0	0
Dividends reinvested (in shares)		18,997
Transfer	0	$ 0	450,000	(450,000)	0
Ending Balance at Dec. 31, 2015	36,223,361	$ 16,475,415	9,889,659	9,960,410	(102,123)
Ending Balance (in shares) at Dec. 31, 2015		1,647,541
Net income	3,909,129	$ 0	0	3,909,129	0
Unrealized loss on securities available for sale net of income tax benefit	(178,182)	0	0	0	(178,182)
Par value change as a result of the holding company formation	0	(16,547,340)	16,547,340	0	0
Cash dividends	(1,156,440)	0	0	(1,156,440)	0
Dividends reinvested	214,409	$ 88,489	125,920	0	0
Dividends reinvested (in shares)		8,849
Ending Balance at Dec. 31, 2016	$ 39,012,277	$ 16,564	$ 26,562,919	$ 12,713,099	$ (280,305)
Ending Balance (in shares) at Dec. 31, 2016		1,656,390